Investment Objectives and Goals	Aug. 31, 2024
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERMEDIATE-TERM MUNICIPAL FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of income exempt from federal income tax as is consistent with the preservation of capital.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHORT DURATION MUNICIPAL FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of income exempt from federal income tax consistent with the preservation of capital.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	CALIFORNIA MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	MASSACHUSETTS MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	NEW JERSEY MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	NEW YORK MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	PENNSYLVANIA MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-ADVANTAGED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide the highest level of income possible in a tax efficient manner.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERMEDIATE-TERM MUNICIPAL FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of income exempt from federal income tax as is consistent with the preservation of capital.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	SHORT DURATION MUNICIPAL FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of income exempt from federal income tax consistent with the preservation of capital.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	CALIFORNIA MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	MASSACHUSETTS MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	NEW JERSEY MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	NEW YORK MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	PENNSYLVANIA MUNICIPAL BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	TAX-ADVANTAGED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide the highest level of income possible in a tax efficient manner.